Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	Provident Mutual Funds, Inc.
Central Index Key	0000796227
Amendment Flag	false
Document Creation Date	Jan. 27, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
Provident Trust Strategy Fund | Provident Trust Strategy Fund
Prospectus:
Trading Symbol	PROVX